Derivative Instruments (Details)		6 Months Ended	12 Months Ended
	Dec. 06, 2023 $ / shares	Jun. 30, 2024 USD ($) day $ / shares shares	Dec. 31, 2023 USD ($) day $ / shares shares
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Reverse stock split ratio	0.0333
Threshold consecutive trading days ending on the third day prior to notice of redemption		10 days	10 days
Warrant Redemption Scenario One
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Redemption, stock price threshold (in dollars per share)		$ 540.00	$ 540.00
Redemption notice period		30 days	30 days
Redemption price (in dollars per share)		$ 0.01	$ 0.30
Redemption, threshold trading days | day		20	20
Redemption, threshold consecutive trading days		30 days	30 days
Redemption period		30 days	30 days
Warrant Redemption Scenario Two
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Redemption, stock price threshold (in dollars per share)		$ 300.00	$ 300.00
Redemption notice period		30 days	30 days
Redemption price (in dollars per share)		$ 0.10	$ 3.00
Reference value (in dollars per share)		$ 540.00	$ 540.00
Common Stock Public Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of warrants issued (in shares) | shares		18,633,301	18,633,301
Warrants liabilities | $		$ 400,000	$ 400,000
Exercise price of warrants or rights (in dollars per share)	$ 11.50	$ 345.00	$ 345.00
Common Stock Private Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of warrants issued (in shares) | shares		199,997	199,997
Warrants liabilities | $		$ 5,000	$ 4,200